Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Less: Accumulated depreciation	$ (79,848)	$ (32,522)
Land	5,104	5,104
Capital work in progress	21,651	19,229
Property, plant and equipment net	383,485	328,727
Buildings and Leasehold Improvements [Member]
Property, plant and equipment gross	$ 24,635	21,572
Buildings and Leasehold Improvements [Member] | Minimum [Member]
Property and equipment estimated useful lives	5 years
Buildings and Leasehold Improvements [Member] | Maximum [Member]
Property and equipment estimated useful lives	25 years
Drilling Rigs, Plant and Equipment [Member]
Property, plant and equipment gross	$ 370,227	278,249
Drilling Rigs, Plant and Equipment [Member] | Minimum [Member]
Property and equipment estimated useful lives	3 years
Drilling Rigs, Plant and Equipment [Member] | Maximum [Member]
Property and equipment estimated useful lives	15 years
Furniture and Fixtures [Member]
Property and equipment estimated useful lives	5 years
Property, plant and equipment gross	$ 1,194	1,348
Office Equipment and Tools [Member]
Property, plant and equipment gross	$ 34,392	31,568
Office Equipment and Tools [Member] | Minimum [Member]
Property and equipment estimated useful lives	3 years
Office Equipment and Tools [Member] | Maximum [Member]
Property and equipment estimated useful lives	6 years
Vehicles and Cranes [Member]
Property, plant and equipment gross	$ 6,130	$ 4,179
Vehicles and Cranes [Member] | Minimum [Member]
Property and equipment estimated useful lives	5 years
Vehicles and Cranes [Member] | Maximum [Member]
Property and equipment estimated useful lives	8 years